Shareholder Report, Line Graph (Details) 191334_Aptus Enhanced Yield ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2026
Aptus Enhanced Yield ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Aptus Enhanced Yield ETF NAV
Accumulated Value	$ 11,012	$ 10,447	$ 10,299	$ 10,000	$ 11,698
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,379	10,534	10,691	10,000	$ 11,841
ICE U.S. Treasury 1-3 Year Bond Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE U.S. Treasury 1-3 Year Bond Total Return Index
Accumulated Value	$ 11,203	$ 10,504	$ 10,271	$ 10,000	$ 11,554